UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 028-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Qualified Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              30

Form 13F Information Table Value Total:  $    1,552,745
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALBEMARLE CORP               COM            012653101   93,780 1,500,000 SH       DEFINED    1,2,3,4  1,500,000      0    0
ATLAS RESOURCE PARTNERS LP   COM UNT LTD PR 04941A101    4,978   205,798 SH       DEFINED    1,2,3,4    205,798      0    0
BAZAARVOICE INC              COM            073271108   43,934 6,001,900 SH       DEFINED    1,2,3,4  6,001,900      0    0
CARMAX INC                   COM            143130102   68,805 1,650,000 SH       DEFINED    1,2,3,4  1,650,000      0    0
COPART INC                   COM            217204106   42,838 1,250,000 SH       DEFINED    1,2,3,4  1,250,000      0    0
E TRADE FINANCIAL CORP       COM NEW        269246401   34,808 3,250,000 SH       DEFINED    1,2,3,4  3,250,000      0    0
ENPRO INDS INC               COM            29355X107   26,735   522,469 SH       DEFINED    1,2,3,4    522,469      0    0
EXPRESS SCRIPTS HLDG CO      COM            30219G108  126,764 2,200,000 SH       DEFINED    1,2,3,4  2,200,000      0    0
FLEETCOR TECHNOLOGIES INC    COM            339041105   40,252   525,000 SH       DEFINED    1,2,3,4    525,000      0    0
FUSION-IO INC                COM            36112J107   16,370 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
GARMIN LTD                   SHS            H2906T109    3,305   100,000     PUT  DEFINED    1,2,3,4    100,000      0    0
GOL LINHAS AEREAS INTLG S A  SP ADR REP PFD 38045R107    5,950 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
BLOCK H & R INC              COM            093671105  129,448 4,400,000 SH       DEFINED    1,2,3,4  4,400,000      0    0
HUNTINGTON INGALLS INDS INC  COM            446413106  125,926 2,361,253 SH       DEFINED    1,2,3,4  2,361,253      0    0
JONES LANG LASALLE INC       COM            48020Q107   42,249   425,000 SH       DEFINED    1,2,3,4    425,000      0    0
JOY GLOBAL INC               COM            481165108   25,594   430,000 SH       DEFINED    1,2,3,4    430,000      0    0
LAMAR ADVERTISING CO         CL A           512815101   70,478 1,450,754 SH       DEFINED    1,2,3,4  1,450,754      0    0
LAMAR ADVERTISING CO         CL A           512815101   43,722   900,000     PUT  DEFINED    1,2,3,4    900,000      0    0
LIBERTY INTERACTIVE CORP     INT COM SER A  53071M104   90,823 4,250,000 SH       DEFINED    1,2,3,4  4,250,000      0    0
MELLANOX TECHNOLOGIES LTD    SHS            M51363113   38,726   697,644 SH       DEFINED    1,2,3,4    697,644      0    0
METHANEX CORP                COM            59151K108  101,575 2,500,000 SH       DEFINED    1,2,3,4  2,500,000      0    0
MOODYS CORP                  COM            615369105  115,971 2,175,000 SH       DEFINED    1,2,3,4  2,175,000      0    0
NAVIOS MARITIME PARTNERS L P UNIT LPI       Y62267102    5,936   409,977 SH       DEFINED    1,2,3,4    409,977      0    0
NICHOLAS FINANCIAL INC       COM NEW        65373J209   15,232 1,036,220 SH       DEFINED    1,2,3,4  1,036,220      0    0
STATE STR CORP               COM            857477103   53,181   900,000 SH       DEFINED    1,2,3,4    900,000      0    0
STEWART ENTERPRISES INC      CL A           860370105    4,651   499,008 SH       DEFINED    1,2,3,4    499,008      0    0
STURM RUGER & CO INC         COM            864159108   15,395   303,466 SH       DEFINED    1,2,3,4    303,466      0    0
UNION PAC CORP               COM            907818108   24,922   175,000 SH       DEFINED    1,2,3,4    175,000      0    0
VISA INC                     COM CL A       92826C839  110,396   650,000 SH       DEFINED    1,2,3,4    650,000      0    0
WABCO HLDGS INC              COM            92927K102   30,001   425,000 SH       DEFINED    1,2,3,4    425,000      0    0
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